INCOME TAX (CREDIT)/EXPENSE (Schedule of Statutory Tax Rate) (Details)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Creditexpense Schedule Of Statutory Tax Rate
Irish corporation tax		(12.50%)	(12.50%)	(12.50%)
Effect of current year net operating losses and temporary differences for which no deferred tax asset was recognised	[1]	13.21%	15.76%	12.05%
Effect of tax rates on overseas earnings		(3.05%)	(6.10%)	(2.09%)
Effect of Irish income taxable at higher tax rate		0.04%	0.05%
Adjustments in respect of prior years		(0.17%)	0.94%	0.38%
Effect of changes in US tax code	[2]			(1.89%)
R&D tax credits		(2.69%)	(1.70%)	(0.17%)
Other items	[3]	1.80%	1.29%	1.17%
Effective tax rate		(3.36%)	(2.26%)	(3.05%)

[1]	The effect of current year net operating losses and temporary differences for which no deferred tax asset was recognised is analyzed further in the table below (see also Note 14). No deferred tax asset was recognised because there was no reversing deferred tax liability in the same jurisdiction reversing in the same period and no future taxable income in the same jurisdiction.
[2]	In 2017, a number of changes were made to the USA tax code, the most significant of which was the reduction in the federal corporation tax rate to 21%. This resulted in a once-off tax credit in 2017 of US$753,000 arising from the reduction in deferred tax balances due to the tax rate change, partially offset by the effect of mandatory deemed repatriation of certain deferred foreign earnings. The other changes to the USA tax code did not have a material impact on the Group.
[3]	Other items comprise items not chargeable to tax/expenses not deductible for tax. In 2019, other items mainly comprise the tax audit settlement recorded in Selling, General and Administrative expenses (see also Note 10), which is not deductible for tax. Additionally, the movement in the exchangeable notes' embedded derivatives value and the accretion of notional interest on the Loan Note's host contract, both of which are exempt from deferred taxation recognition under IAS 12, Income Taxes.